NEUBERGER BERMAN







NEUBERGER BERMAN
INCOME FUNDS-Registered Trademark-


SEMI-ANNUAL REPORT
APRIL 30, 2000


GOVERNMENT MONEY FUND
CASH RESERVES
LIMITED MATURITY BOND FUND
HIGH YIELD BOND FUND

TABLE OF CONTENTS


    THE FUNDS

    CHAIRMAN'S LETTER                              A-4

    PERFORMANCE HIGHLIGHTS                         A-9

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-11
Cash Reserves                                     B-12
Limited Maturity Bond Fund                        B-13
High Yield Bond Fund                              B-14

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                         C-1
Cash Reserves Portfolio                            C-2
Limited Maturity Bond
 Portfolio                                         C-6
High Yield Bond Portfolio                         C-12

    FINANCIAL STATEMENTS                          C-18

    FINANCIAL HIGHLIGHTS
Government Money Portfolio                        C-28
Cash Reserves Portfolio                           C-29
Limited Maturity Bond
 Portfolio                                        C-30
High Yield Bond Portfolio                         C-31

    OTHER INFORMATION
Directory/Officers and Trustees                    D-1

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc.-C- 2000.

CHAIRMAN'S LETTER                                                   May 26, 2000

Dear Shareholder,
  During this reporting period, the fixed income markets suffered the same kind of split personality that affected the stock market before April's correction in technology stocks. U.S. Treasury securities were the bond market equivalent of "new economy" stocks. Everyone seemed to want them, regardless of fundamental value. Bonds in other sectors, however, remained out of favor, despite increasingly attractive yields. The result -- nearly the widest spreads between Treasury and other fixed income sector yields in a decade -- provides what we believe is an exceptional buying opportunity in corporate, government agency, asset-backed, mortgage, and high-yield bonds.
  What is responsible for this split personality? The major culprit is the U.S. Treasury Department. In January, the Treasury announced plans to begin retiring longer maturity Treasury debt. In March and April, it began doing so. With supply already somewhat limited due to reduced issuance, the buyback gave Treasuries "scarcity" value. Fixed income investors pursued Treasuries like kids at a picnic going after the last hot dog. More financially nourishing bonds were left for the ants.
  We believe this will change in the year ahead. Why? We expect that fixed income investors will ultimately gravitate to value, as they recognize that buying a 10-year investment grade corporate or government agency bond yielding 8% makes much more sense than buying a 10-year Treasury yielding 6%. In the interim, our portfolios will continue to feast on very attractive yields in out-of-favor sectors.
  Rising interest rates may continue to restrain bond prices over the next several months. The Federal Reserve hiked short-term interest rates three times during our fiscal period ending April 30, 2000. On May 16, it raised them again by a full half point. Until the Fed sees evidence that the economy is slowing, it will likely continue to step on the monetary brakes. It may be difficult for bond prices to make much headway swimming against a strong tide of rising short-term interest rates.
  However, attractive yields should produce respectable total returns. Looking farther ahead, if the current stock market correction evolves into a full-scale bear market, we believe that bonds may develop a larger and more enthusiastic following. In the long term, we also believe that bonds will be major beneficiaries of the "new economy". The Internet is eliminating the "middleman" from the financial system, and in doing so, it is removing an entire cost layer from the economy. We believe that this powerful disinflationary force, over the longer term, will bring interest rates significantly lower.
  Irrespective of short-term bond market trends, we will continue to focus on value -- investing in what we perceive to be the best individual opportunities in the most promising sectors of the fixed income market. We will also continue to attempt to control interest rate risk through maturity/duration management strategies.
  GOVERNMENT MONEY FUND AND CASH RESERVES Short-term interest rates rose steadily higher in the first half of fiscal 2000 as the Federal Reserve implemented a series of three 25 basis point (0.25%) rate hikes in an effort to slow an economy that kept gaining momentum. The yield on 90-day Treasury Bills increased by 85 basis points (0.85%). However, the yield on 90-day commercial paper rose only 32 basis points (0.32%) over the same period. This was a November/December market anomaly resulting from investors' demand for yield premiums on commercial paper maturing after year-end 1999 as insurance against any possible problems relating to the year 2000 transition (the so-called Y2K bug).
  In response to rising short-term interest rates, we continued to maintain relatively conservative weighted average maturities (WAM) in both the Government Money Fund and Cash Reserves. Government Money Fund began the reporting period with a WAM of 59.2 days and ended it at 69.4 days. Cash Reserves started at 49.3 days and ended at 54.0 days. Throughout the period, we employed a strategy of keeping weighted average maturities relatively short as short-term interest rates rose in anticipation of Fed rate hikes, and then extending WAM when the hikes were announced. This strategy allowed us to roll over assets faster into higher yielding securities as rates were rising and lock in higher yields as rates temporarily stabilized following Fed actions.
  We made only one major asset allocation shift in Cash Reserves, increasing our commitment to commercial paper during the calendar year 2000, while decreasing our positions in U.S. Government Agency securities. In the fall of 1999, we had built a larger than normal position in the more liquid Agencies, assuming a "better safe than sorry" posture concerning potential Y2K related market disruptions. After the new millennium dawned without any serious glitches, we quickly returned to higher yielding commercial paper, which, at the close of the first half of our fiscal 2000, comprised a more normal 82.7% of portfolio assets.
  As of April 30, 2000, Government Money Fund had a 5.14% 7-day current yield and 5.27% 7-day effective yield.* The corresponding yields for Cash Reserves were 5.61% and 5.77%.* In our view, these yields represent attractive real rates of return (yield above the prevailing inflation rate) for money market funds.
  LIMITED MATURITY BOND FUND We are pleased to report that the Limited Maturity Bond Fund posted a modestly positive total return for the six months ending April 30, in what has been a very challenging fixed income market. True to its name, this is a portfolio of fixed income instruments with relatively short-term maturities. During this reporting period, weighted average maturity ranged from
2.4 to 5.2 years, a segment of the yield curve directly impacted by Federal Reserve rate hikes. Also, the portfolio is traditionally biased toward higher yielding fixed income sectors, with less substantial positions in Treasuries. With Treasuries significantly outperforming all other fixed income sectors, we were running uphill through the first half of fiscal 2000.
  In response to rising interest rates, the portfolio's weighted average maturity and duration (a standard measure of interest rate sensitivity) were reduced from 4.6 years and 3.5 years respectively at the beginning of this reporting period to 2.7 years and 2.1 years at its close. We currently expect to maintain this conservative maturity/duration posture until we see interest rate risk abating.
  The most significant change in our portfolio's sector allocation was a substantial reduction in mortgage backed securities. We believed the sector had become fully valued and that increasing interest rate volatility posed a problem for mortgage securities going forward. At the end of November, we began taking profits and whittled our allocation down from 30.1% at the beginning of fiscal first-half 2000 to 7.9% at the end of February. Our timing was relatively good, as mortgages began stumbling in late March.
  We used most of the proceeds from our sales of mortgage bonds to increase our allocation to federally sponsored agency securities, which we believed were priced attractively. Much has been made over proposed legislation to eliminate lines of credit to government-sponsored enterprises such as Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corp.). We do not anticipate the Treasury Department pulling the rug out from under this sector. Furthermore, even on a stand-alone basis, these entities would still enjoy very high credit ratings. We believe the Fannie Mae benchmark issues are priced especially attractively and may get a boost if reduced issuance of Treasuries makes the Fannie Mae benchmark a substitute for Treasuries as a standard fixed income reference, as some observers expect to happen. Modest trimming in other sectors allowed us to increase our allocation to U.S. Treasuries, which should continue to benefit from favorable supply/demand dynamics, and cash equivalent reserves. We believe having some "dry powder" to invest in evolving opportunities will serve the Fund well in the months ahead.
  No one can be sure of what the bond market holds in store over the short term. Should the Fed remain aggressive, we will likely see further erosion in bond prices. However, at some point we believe the Fed will succeed in slowing the economy, setting the stage for a bond market rally. In the interim, we believe high nominal yields and real rates of return make bonds a good value for income oriented investors.
  HIGH YIELD BOND FUND In the first half of fiscal 2000, high-yield bonds continued to suffer from declining demand accentuated by mutual fund withdrawals. In the first four months of calendar 2000 alone, approximately
$4.6 billion flowed out of high-yield mutual funds. This four-month total exceeds the highest previous outflow for any single year since high-yield fund data became available in 1984. What is causing this stampede out of high-yield bonds? Historically, during periods of rising interest rates, bonds of lower credit quality are hit the hardest. Also, since high-yield bonds are subordinated in a company's credit structure, weakness in a company's stock price tends to create selling pressure on the company's high-yield bonds as well. The recent overall stock market weakness has pressured high-yield bond prices in general.
  What will bring investors back to the high-yield market? In our opinion, very high yields relative to Treasuries may do the job. As of May 8, 2000 (shortly after the April 30 close of this reporting period), the Merrill Lynch High-Yield Master II Index yielded 12.4%, or 5.5% more than comparable maturity Treasuries. This is in the high end of the historical yield spread range, and in our opinion, indicates good value. While we can't predict the future, at least one research study indicates that high-yield securities have usually posted strong relative performance during the six- and twelve-month periods following NASDAQ sell-offs.
  Over the last 10 months, we have restructured the portfolio to bring it more in line with the broad high-yield market and our benchmark index. We have moved out of the securities of smaller, less widely followed issuers and into the more actively traded securities of larger, more visible companies. We have also altered our industry allocation to achieve more balanced market weighting. In the process, we increased the portfolio's exposure to what we believe are solid credits in growth industries like technology and telecommunications.
  Restructuring the portfolio has been a challenge in the midst of a difficult market. However, we believe it is now positioned to produce better relative performance going forward. We expect to see the benefits when the high-yield market rebounds. Larger, more liquid securities tend to have stronger credit profiles and are generally the first to recover when the high-yield market turns around. Also, issuers in industries with the most favorable growth prospects tend to attract the most investor attention when the high-yield market rallies.
  Here is one example of a current portfolio holding we believe represented a good high-yield opportunity: Nextel(1) is a recognized industry leader in wireless telecommunications. The company has strong subscriber growth and improving profitability. Perhaps most importantly, Nextel has been increasing its share in the business market. If this market share increase continues, Nextel should be a prime beneficiary of increased data transmission over wireless systems. The portfolio owns Nextel's 9.95% Senior Discount Notes of 2/15/08. This security, as of April 30, yielded 11.2%, which was 4.8% more than comparable maturity Treasuries.
  In closing, high-yield securities and high-yield funds are not for everyone. However, we believe investors who can withstand volatility will be satisfactorily rewarded over the long term. We are very near to completing a substantial restructuring of the Fund. We are quite pleased with its current composition and believe the Fund is well positioned to achieve its goal of attractive absolute and relative long-term returns.

Sincerely,
/s/ Ted Giuliano
Ted Giuliano
Chairman of the Board and Trustee
Neuberger Berman Income Funds

*An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The return on investment in Government Money Fund and Cash Reserves will fluctuate. The composition, industries and holdings of the funds are subject to change. Past performance is no guarantee of future results.
"Current yield" of money market funds refers to the income generated by an investment in the funds over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher that the "current yield" because of the compounding effect of this assumed reinvestment.
The composition and holdings of the portfolios are subject to change.
(1) The fund held 400,000 par as of 4/30/00, but has since sold a significant amount of its position.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                                SIX MONTH                                     AVERAGE ANNUAL
                                                 PERIOD                                      TOTAL RETURNS(1)
NEUBERGER BERMAN               INCEPTION          ENDED                              ---------------------------------
INCOME FUNDS                     DATE          4/30/00(1)           1 YR(1)               5 YR               10 YR
----------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND
 FUND(2)                        6/9/86               +0.62%              +1.20%              +4.93%             +5.94%
HIGH YIELD BOND FUND(2)         3/2/98               -8.30%             -11.73%              -3.86%(3)            N/A

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/00

                               INCEPTION       CURRENT       EFFECTIVE
                                 DATE         YIELD(4)       YIELD(4)
----------------------------------------------------------------------
GOVERNMENT MONEY FUND(5)       11/14/83         5.14%           5.27%
CASH RESERVES(2)(5)             4/12/88         5.61%           5.77%

1) One-year and average annual total returns are for the periods ended
   April 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Management Inc. ("Management") voluntarily bears certain operating expenses in excess of 0.70% of the average daily net assets per annum of Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), 1.00% of the average daily net assets per annum of Neuberger Berman High Yield Bond Fund ("High Yield"), and 0.65% of the average daily net assets per annum of Neuberger Berman Cash Reserves ("Cash Reserves"). These arrangements can be terminated upon 60 days' prior written notice to the appropriate fund. For the six months ended April 30, 2000, there was no reimbursement of expenses by Management to Cash Reserves. Absent such reimbursements, the total returns for Limited Maturity and High Yield for the above stated periods would have been less.
3) From inception.
4) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
5) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger Berman Government Money Fund and Cash Reserves will fluctuate.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)             MONEY FUND
                                                    -------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    461,345
      Deferred organization costs (Note A)                    --
      Receivable for Trust shares sold                       736
      Receivable from administrator -- net
        (Note B)                                              --
                                                    -------------
                                                         462,081
                                                    -------------
LIABILITIES
      Dividends payable                                       12
      Payable for Trust shares redeemed                      331
      Payable to administrator -- net (Note B)                95
      Accrued expenses                                       137
                                                    -------------
                                                             575
                                                    -------------
NET ASSETS at value                                 $    461,506
                                                    -------------

NET ASSETS consist of:
      Par value                                     $        462
      Paid-in capital in excess of par value             461,048
      Accumulated net realized losses on
        investment                                            (4)
      Net unrealized depreciation in value of
        investment                                            --
                                                    -------------
NET ASSETS at value                                 $    461,506
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      461,510
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES        BOND FUND        BOND FUND
                                                    ----------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $  1,192,859     $    190,145    $     14,719
      Deferred organization costs (Note A)                    --               --              41
      Receivable for Trust shares sold                     8,680              105              25
      Receivable from administrator -- net
        (Note B)                                              --               --              11
                                                    ----------------------------------------------
                                                       1,201,539          190,250          14,796
                                                    ----------------------------------------------
LIABILITIES
      Dividends payable                                       21              121              32
      Payable for Trust shares redeemed                      810              121               3
      Payable to administrator -- net (Note B)               247               20              --
      Accrued expenses                                       267              123              39
                                                    ----------------------------------------------
                                                           1,345              385              74
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,200,194     $    189,865    $     14,722
                                                    ----------------------------------------------

NET ASSETS consist of:
      Par value                                     $      1,200     $         20    $          2
      Paid-in capital in excess of par value           1,199,020          221,139          20,963
      Accumulated net realized losses on
        investment                                           (26)         (26,407)         (4,088)
      Net unrealized depreciation in value of
        investment                                            --           (4,887)         (2,155)
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,200,194     $    189,865    $     14,722
                                                    ----------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                    1,200,220           20,486           1,944
                                                    ----------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00            $9.27           $7.57
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                     -----------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $   13,093
                                                     -----------
    Expenses:
      Administration fee (Note B)                           656
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --
      Auditing fees                                           4
      Custodian fees                                          5
      Legal fees                                              8
      Registration and filing fees                           81
      Shareholder reports                                    33
      Shareholder servicing agent fees                       50
      Trustees' fees and expenses                            14
      Miscellaneous                                          57
      Expenses from corresponding Portfolio
        (Notes A & B)                                       722
                                                     -----------
        Total expenses                                    1,630
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 (3)
                                                     -----------
        Total net expenses                                1,627
                                                     -----------
        Net investment income                            11,466
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               (4)
    Net realized loss on financial futures
      contracts                                              --
    Net realized loss on foreign currency
      transactions                                           --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                             --
                                                     -----------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 (4)
                                                     -----------
        Net increase (decrease) in net assets
          resulting from operations                  $   11,462
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                       CASH      LIMITED MATURITY   HIGH YIELD
                                                     RESERVES       BOND FUND       BOND FUND
                                                    -------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $   32,949     $      7,352    $       981
                                                    -------------------------------------------
    Expenses:
      Administration fee (Note B)                        1,520              279             24
      Amortization of deferred organization and
        initial offering expenses (Note A)                  --               --              7
      Auditing fees                                          4                4              2
      Custodian fees                                         5                5              5
      Legal fees                                             8               12             11
      Registration and filing fees                          60               23             24
      Shareholder reports                                   54               24             19
      Shareholder servicing agent fees                     127               98             13
      Trustees' fees and expenses                           27                7              3
      Miscellaneous                                         95               22              3
      Expenses from corresponding Portfolio
        (Notes A & B)                                    1,490              348             85
                                                    -------------------------------------------
        Total expenses                                   3,390              822            196
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                (3)             (97)          (106)
                                                    -------------------------------------------
        Total net expenses                               3,387              725             90
                                                    -------------------------------------------
        Net investment income                           29,562            6,627            891
                                                    -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities              --           (5,562)        (2,819)
    Net realized loss on financial futures
      contracts                                             --               (4)           (21)
    Net realized loss on foreign currency
      transactions                                          --             (372)            --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                            --              547            289
                                                    -------------------------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                                --           (5,391)        (2,551)
                                                    -------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $   29,562     $      1,236    $    (1,660)
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT
                                                  MONEY FUND
                                           Six Months
                                             Ended          Year
                                           April 30,       Ended
                                              2000      October 31,
(000'S OMITTED)                           (UNAUDITED)       1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    11,466   $    24,438
    Net realized loss on investments
      from corresponding Portfolio
      (Note A)                                     (4)           --
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         11,462        24,438
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (11,466)      (24,438)
    Net realized gain on investments               --           (22)
                                          --------------------------
    Total distributions to shareholders       (11,466)      (24,460)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 392,916     1,208,139
    Proceeds from reinvestment of
      dividends and distributions              11,382        24,307
    Payments for shares redeemed             (596,165)     (946,644)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                     (191,867)      285,802
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (191,871)      285,780
NET ASSETS:
    Beginning of period                       653,377       367,597
                                          --------------------------
    End of period                         $   461,506   $   653,377
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                      392,916     1,208,139
    Issued on reinvestment of dividends
      and distributions                        11,382        24,307
    Redeemed                                 (596,165)     (946,644)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                            (191,867)      285,802
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                     CASH                  LIMITED MATURITY               HIGH YIELD
                                                   RESERVES                   BOND FUND                   BOND FUND
                                           Six Months                  Six Months                  Six Months
                                             Ended          Year         Ended          Year         Ended          Year
                                           April 30,       Ended       April 30,       Ended       April 30,       Ended
                                              2000      October 31,       2000      October 31,       2000      October 31,
                                          (UNAUDITED)       1999      (UNAUDITED)       1999      (UNAUDITED)       1999
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    29,562   $    47,825   $     6,627   $    15,532   $       891   $     2,396
    Net realized loss on investments
      from corresponding Portfolio
      (Note A)                                     --            (4)       (5,938)       (3,322)       (2,840)       (1,206)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --           547        (6,966)          289          (783)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         29,562        47,821         1,236         5,244        (1,660)          407
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (29,562)      (47,825)       (6,627)      (15,781)         (891)       (2,396)
    Net realized gain on investments               --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
    Total distributions to shareholders       (29,562)      (47,825)       (6,627)      (15,781)         (891)       (2,396)
                                          ----------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               1,150,868     1,564,077        70,521        83,283         2,518        18,400
    Proceeds from reinvestment of
      dividends and distributions              29,282        46,947         5,459        12,908           488         1,316
    Payments for shares redeemed           (1,084,121)   (1,531,409)     (107,765)     (153,837)       (9,539)      (16,511)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                       96,029        79,615       (31,785)      (57,646)       (6,533)        3,205
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          96,029        79,611       (37,176)      (68,183)       (9,084)        1,216
NET ASSETS:
    Beginning of period                     1,104,165     1,024,554       227,041       295,224        23,806        22,590
                                          ----------------------------------------------------------------------------------
    End of period                         $ 1,200,194   $ 1,104,165   $   189,865   $   227,041   $    14,722   $    23,806
                                          ----------------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                    1,150,868     1,564,077         7,510         8,570           313         1,956
    Issued on reinvestment of dividends
      and distributions                        29,282        46,947           582         1,331            61           142
    Redeemed                               (1,084,121)   (1,531,409)      (11,478)      (15,831)       (1,174)       (1,772)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              96,029        79,615        (3,386)       (5,930)         (800)          326
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman Cash Reserves ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman High Yield Bond Fund ("High Yield") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 84.47%, and 100.00%, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively, at April 30,
   2000). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each of these Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($7,878, $2,998, $6,904, $4,112, and $3,565 expiring in 2002, 2003, 2005, 2006, and 2007, respectively, for Cash Reserves; $533,438, $1,362,347, $5,043,103, $4,309,358, $1,607,920, $517,222,
   $3,229,127, and $3,698,620 expiring in 2000, 2001, 2002, 2003, 2004, 2005,
   2006, and 2007, respectively, for Limited Maturity; and $42,133 and $1,206,076 expiring in 2006 and 2007, respectively, for High Yield, determined as of October 31, 1999), it is the policy of each Fund not to distribute such gains. The capital loss carryforwards shown above for Limited Maturity include $533,438, $1,362,347, $329,262, and $552,290 expiring in
   2000, 2001, 2002, and 2003, respectively, which were acquired on February 27, 1998 in the merger with Neuberger Berman Ultra Short Bond Fund ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Organization expenses incurred by High Yield are being amortized on a straight-line basis over a five-year period. At April 30, 2000, the unamortized balance of such expenses amounted to $40,928.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Cash Reserves, Limited Maturity, and High Yield for their operating expenses plus their pro rata portion of their corresponding Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.65%, 0.70%, and 1.00%, respectively, per annum of their average daily net assets (each an "Expense Limitation"). Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 2000, such excess expenses amounted to $93,515 and $106,089, for Limited Maturity and High Yield, respectively. For the six months ended April 30, 2000, there was no reimbursement of expenses by Management for Cash Reserves. High Yield had agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period did not exceed its Expense Limitation. For the period from November 1, 1999 to December 31, 1999, High Yield did not reimburse Management. At April 30, 2000, High Yield has no remaining contingent liability to Management under the agreement for any amount not repaid through December 31, 1999.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $3,372, $2,556, $2,724, and $271, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 2000, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
GOVERNMENT MONEY                                 $337,358,000    $542,250,000
CASH RESERVES                                     824,897,000     769,133,000
LIMITED MATURITY                                   40,767,000      80,659,000
HIGH YIELD                                          1,134,000       8,782,000

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                      Year Ended October 31,
                                             (UNAUDITED)     1999       1998       1997       1996       1995
                                             ------------------------------------------------------------------
Net Asset Value, Beginning of Period           $1.0000      $1.0001    $1.0000    $1.0000    $1.0000    $1.0000
                                             ------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .0236        .0406      .0459      .0468      .0464      .0499
    Net Gains or Losses on Securities               --           --      .0001         --         --         --
                                             ------------------------------------------------------------------
      Total From Investment Operations           .0236        .0406      .0460      .0468      .0464      .0499
                                             ------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.0236)      (.0406)    (.0459)    (.0468)    (.0464)    (.0499)
    Distributions (from net capital
     gains)                                         --       (.0001)        --         --         --         --
                                             ------------------------------------------------------------------
      Total Distributions                       (.0236)      (.0407)    (.0459)    (.0468)    (.0464)    (.0499)
                                             ------------------------------------------------------------------
Net Asset Value, End of Period                 $1.0000      $1.0000    $1.0001    $1.0000    $1.0000    $1.0000
                                             ------------------------------------------------------------------
Total Return(2)                                  +2.39%(3)    +4.14%     +4.69%     +4.78%     +4.74%     +5.10%
                                             ------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $ 461.5      $ 653.4    $ 367.6    $ 308.2    $ 363.4    $ 308.3
                                             ------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                 .67%(5)      .60%       .64%       .64%       .67%       .65%
                                             ------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                        .67%(5)      .60%       .63%       .63%       .67%       .65%
                                             ------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                           4.72%(5)     4.08%      4.61%      4.65%      4.65%      5.00%
                                             ------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                       Year Ended October 31,
                                             (UNAUDITED)      1999        1998       1997       1996       1995
                                             --------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 1.0000      $ 1.0000    $ 1.0000    $1.0000    $1.0000    $1.0000
                                             --------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .0260         .0453       .0499      .0499      .0486      .0529
    Net Gains or Losses on Securities               --            --          --         --         --         --
                                             --------------------------------------------------------------------
      Total From Investment Operations           .0260         .0453       .0499      .0499      .0486      .0529
                                             --------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.0260)       (.0453)     (.0499)    (.0499)    (.0486)    (.0529)
                                             --------------------------------------------------------------------
Net Asset Value, End of Period                $ 1.0000      $ 1.0000    $ 1.0000    $1.0000    $1.0000    $1.0000
                                             --------------------------------------------------------------------
Total Return(2)                                  +2.63%(3)     +4.63%      +5.10%     +5.11%     +4.97%     +5.42%
                                             --------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                $1,200.2      $1,104.2    $1,024.6    $ 664.1    $ 482.0    $ 408.9
                                             --------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                 .60%(5)       .61%        .64%       .63%       .66%       .65%
                                             --------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                     .60%(5)       .61%        .63%       .63%       .65%       .65%
                                             --------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                           5.25%(5)      4.55%       5.00%      4.98%      4.86%      5.30%
                                             --------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                    Year Ended October 31,
                                             (UNAUDITED)     1999      1998      1997      1996      1995
                                             -------------------------------------------------------------
Net Asset Value, Beginning of Period           $ 9.51       $ 9.91    $10.03    $ 9.99    $10.06    $ 9.88
                                             -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .30          .59       .60       .63       .60       .62
    Net Gains or Losses on Securities
     (both realized and unrealized)              (.24)        (.40)     (.12)      .04      (.07)      .18
                                             -------------------------------------------------------------
      Total From Investment Operations            .06          .19       .48       .67       .53       .80
                                             -------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     (.30)        (.59)     (.60)     (.63)     (.60)     (.62)
                                             -------------------------------------------------------------
Net Asset Value, End of Period                 $ 9.27       $ 9.51    $ 9.91    $10.03    $ 9.99    $10.06
                                             -------------------------------------------------------------
Total Return(2)                                 +0.62%(3)    +1.98%    +4.92%    +6.97%    +5.44%    +8.32%
                                             -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $189.9       $227.0    $295.2    $255.4    $245.7    $307.4
                                             -------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                .70%(5)      .70%      .71%      .70%      .71%      .70%
                                             -------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                    .70%(5)      .70%      .70%      .70%      .70%      .70%
                                             -------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          6.37%(5)     5.98%     6.03%     6.34%     6.10%     6.21%
                                             -------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended                          Period from
                                              April 30,      Year Ended      March 3, 1998(7)
                                                2000        October 31,       to October 31,
                                             (UNAUDITED)        1999               1998
                                             -------------------------------------------------
Net Asset Value, Beginning of Period            $8.68           $9.34             $10.00
                                             -------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .40             .85                .51
    Net Gains or Losses on Securities
     (both realized and unrealized)             (1.11)           (.66)              (.66)
                                             -------------------------------------------------
      Total From Investment Operations           (.71)            .19               (.15)
                                             -------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     (.40)           (.85)              (.51)
                                             -------------------------------------------------
Net Asset Value, End of Period                  $7.57           $8.68             $ 9.34
                                             -------------------------------------------------
Total Return(2)                                 -8.30%(3)       +1.86%             -1.69%(3)
                                             -------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                  $14.7           $23.8             $ 22.6
                                             -------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                               1.00%(5)        1.01%              1.00%(5)
                                             -------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                   1.00%(5)        1.01%              1.00%(5)
                                             -------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          9.99%(5)        9.20%              8.03%(5)
                                             -------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Government Money), total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                     Year Ended
                                                     October 31,
CASH RESERVES                                       1996       1995
--------------------------------------------------------------------
Net Expenses                                         .67%       .68%
                                                 -------------------

                                                 Six Months Ended
                                                    April 30,                 Year Ended October 31,
LIMITED MATURITY                                       2000          1999     1998     1997     1996     1995
--------------------------------------------------------------------------------------------------------------
Net Expenses                                            .79%          .72%     .75%     .71%     .71%     .71%
                                                 -------------------------------------------------------------

                                                                                     Period from
                                                 Six Months Ended    Year Ended     March 3, 1998
                                                    April 30,        October 31,    to October 31,
HIGH YIELD                                             2000             1999             1998
--------------------------------------------------------------------------------------------------
Net Expenses                                            2.19%              1.43%             1.65%
                                                 -------------------------------------------------

7) The date investment operations commenced.

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Government Money Portfolio

      Principal                                         Annualized
       Amount                                          Yield at Date      Value(1)
   (000's omitted)                                      of Purchase    (000's omitted)
---------------------                                  -------------   ---------------
                       U.S. TREASURY
                       SECURITIES -- BACKED BY THE
                       FULL FAITH AND CREDIT OF THE
                       U.S. GOVERNMENT (92.3%)
      $  6,635         U.S. Treasury Bills,
                       due 5/4/00                         5.44%         $      6,632
        18,015         U.S. Treasury Bills,
                       due 5/11/00                      5.63-5.66%            17,987
         1,445         U.S. Treasury Bills,
                       due 5/18/00                        5.65%                1,441
        57,925         U.S. Treasury Bills,
                       due 5/25/00                      5.70-5.71%            57,711
        38,570         U.S. Treasury Bills,
                       due 6/1/00                       5.64-5.77%            38,387
        40,070         U.S. Treasury Bills,
                       due 6/15/00                      5.84-5.86%            39,785
        26,789         U.S. Treasury Bills,
                       due 6/22/00                      5.90-5.94%            26,566
        10,000         U.S. Treasury Notes, 5.375%,
                       due 6/30/00                        5.64%                9,996
        27,672         U.S. Treasury Bills,
                       due 7/6/00                       5.69-5.86%            27,390
        47,583         U.S. Treasury Bills,
                       due 7/13/00                      5.73-5.87%            47,041
        79,383         U.S. Treasury Bills,
                       due 7/20/00                      5.77-5.87%            78,394
        30,122         U.S. Treasury Bills,
                       due 7/27/00                      5.76-5.78%            29,713
        10,000         U.S. Treasury Notes, 6.25%,
                       due 8/31/00                        6.21%               10,001
        25,000         U.S. Treasury Notes, 5.75%,
                       due 10/31/00                       6.29%               24,934
        10,000         U.S. Treasury Notes, 4.00%,
                       due 10/31/00                       6.20%                9,894
                                                                        ------------
                       TOTAL U.S. TREASURY SECURITIES                        425,872
                       Cash, receivables and other
                       assets, less liabilities
                       (7.7%)                                                 35,473
                                                                        ------------
                       TOTAL NET ASSETS (100.0%)                        $    461,345
                                                                        ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       ASSET-BACKED COMMERCIAL PAPER
                       (12.1%)
       $ 5,000         Asset Securitization
                       Cooperative Corp., 6.01%,
                       due 5/12/00                       P-1         A-1+        $    4,991
        25,000         Receivables Capital Corp.,
                       6.08%, due 6/14/00                P-1         A-1+            24,814
        15,062         Monte Rosa Capital Corp.,
                       6.14%, due 6/19/00                P-1         A-1+            14,936
        20,000         Enterprise Funding Corp.,
                       6.12%, due 6/28/00                P-1         A-1+            19,803
        56,025         Govco Inc., 5.92%-6.14%,
                       due 5/1/00-7/6/00                 P-1         A-1+            55,711
        25,000         Windmill Funding Corp., 6.13%,
                       due 7/17/00                       P-1         A-1+            24,672
                                                                                 ----------
                       TOTAL ASSET-BACKED COMMERCIAL
                       PAPER                                                        144,927
                                                                                 ----------
                       CORPORATE COMMERCIAL PAPER
                       (70.6%)
        19,300         Bell Atlantic Financial
                       Services, Inc., 5.98%,
                       due 5/1/00                        P-1          A-1            19,300
        20,000         General Motors Acceptance
                       Corp., 6.08%, due 5/1/00          P-1          A-1            20,000
         2,580         UBS Finance (Delaware), Inc.,
                       6.04%, due 5/1/00                 P-1         A-1+             2,580
        10,975         Emerson Electric Co., 6.00%,
                       due 5/4/00                        P-1         A-1+            10,970
         8,310         Ford Motor Credit Co., 5.98%,
                       due 5/4/00                        P-1         A-1+             8,306
        20,000         Merck & Co., Inc., 5.97%,
                       due 5/9/00                        P-1         A-1+            19,973
         4,700         Abbey National North America
                       Corp., 5.63%, due 5/12/00         P-1         A-1+             4,692
        13,625         Gillette Co., 6.00% & 6.02%,
                       due 5/11/00 & 5/12/00             P-1         A-1+            13,601
         7,192         GTE Funding Inc., 6.00%,
                       due 5/12/00                       P-1          A-1             7,179
         9,000         Eksportfinans ASA, 6.00%,
                       due 5/16/00                       P-1         A-1+             8,977
        20,000         PPG Industries, Inc., 6.01%,
                       due 5/16/00                       P-1          A-1            19,950
        19,571         Colgate-Palmolive Co., 6.00%,
                       due 5/17/00                       P-1          A-1            19,519
        10,000         Pitney Bowes Credit Corp.,
                       6.00%, due 5/18/00                P-1         A-1+             9,972
        20,000         Gannett Co., Inc., 6.05%,
                       due 5/22/00                       P-1         A-1+            19,929
        45,000         Snap-On Inc., 6.00% & 6.07%,
                       due 5/8/00 & 5/22/00              P-1          A-1            44,900
        15,664         Bell Atlantic Network Funding
                       Corp., 6.02% & 6.07%,
                       due 5/23/00 & 5/24/00             P-1         A-1+            15,605
         5,000         Halliburton Co., 5.98%,
                       due 5/30/00                       P-1          A-1             4,976

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
       $ 6,000         Illinois Tool Works, Inc.,
                       6.02%, due 5/31/00                P-1         A-1+        $    5,970
        25,000         ANZ (Delaware) Inc., 6.04%,
                       due 6/21/00                       P-1         A-1+            24,786
         9,500         AWB (Finance) Ltd., 6.05%,
                       due 6/30/00                       P-1         A-1+             9,404
        30,000         Deutsche Bank Financial Inc.,
                       6.07%, due 7/5/00                 P-1         A-1+            29,671
        30,000         Toyota Motor Credit Corp.,
                       6.10%, due 7/5/00                 P-1         A-1+            29,670
        30,000         Coca-Cola Co., 6.09%,
                       due 7/6/00                        P-1          A-1            29,665
        15,000         MetLife Funding, Inc., 6.12%,
                       due 7/6/00                        P-1         A-1+            14,832
        54,590         Goldman Sachs Group, L.P.,
                       5.91%-6.16%,
                       due 5/1/00-7/10/00                P-1         A-1+            54,177
        19,700         Westpac Capital Corp., 6.09%,
                       due 7/12/00                       P-1         A-1+            19,460
        23,000         USAA Capital Corp., 6.00% &
                       6.09%, due 5/23/00 & 7/14/00      P-1         A-1+            22,827
        38,825         Minnesota Mining &
                       Manufacturing Co.,
                       5.84%-6.10%,
                       due 5/19/00-7/19/00               P-1         A-1+            38,371
        30,000         Merrill Lynch & Co., Inc.,
                       5.91% & 6.14%, due 5/16/00 &
                       7/21/00                           P-1         A-1+            29,642
        42,000         KFW International Finance,
                       6.01% & 6.10%, due 5/17/00 &
                       7/26/00                           P-1         A-1+            41,650
        15,000         Canadian Wheat Board, Canada,
                       6.06%, due 7/31/00                P-1         A-1+            14,770
        34,000         Diageo Capital PLC, 6.00% &
                       6.02%, due 5/17/00 & 9/12/00      P-1          A-1            33,514
        49,505         British Telecommunications
                       PLC, 5.91%-6.13%,
                       due 5/23/00-9/15/00               P-1         A-1+            48,961
        30,000         General Electric Capital
                       Corp., 5.71%-6.24%,
                       due 5/10/00-9/27/00               P-1         A-1+            29,512
        19,500         National Rural Utilities Coop.
                       Finance Corp., 6.06% & 6.18%,
                       due 9/22/00 & 10/11/00            P-1         A-1+            18,992
        30,000         Electricite de France, 6.15%,
                       due 10/13/00                      P-1         A-1+            29,154
        14,000         du Pont (E.I.) de Nemours &
                       Co., 6.15%, due 10/16/00          P-1         A-1+            13,598
        55,000         Anheuser-Busch Cos., Inc.,
                       6.20%, due 10/4/00 &
                       10/31/00                          P-1          A-1            53,406
                                                                                 ----------
                       TOTAL CORPORATE COMMERCIAL
                       PAPER                                                        842,461
                                                                                 ----------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       TAXABLE REVENUE BONDS (4.1%)
       $11,585         Health Institute of Indiana,
                       Inc., Loan Program Notes,
                       Ser. A, 6.24%, VRDN
                       due 10/1/28                       P-1          A-1        $   11,585
         7,000         Rhode Island St. Student Loan
                       Au. Student Loan Rev.,
                       Ser. 4, 6.15%, VRDN
                       due 12/1/34                      MIG-1        A-1+             7,000
        30,100         Florida Housing Finance Corp.,
                       Rev. Bonds, Ser. 1999 A,
                       6.10%, VRDN due 1/1/44           MIG-1        A-1+            30,100
                                                                                 ----------
                       TOTAL TAXABLE REVENUE BONDS                                   48,685
                                                                                 ----------
                       CERTIFICATES OF DEPOSIT (3.4%)
         5,000         Rabobank Nederland, Yankee
                       C.D., 5.205%, due 5/15/00         P-1         A-1+             5,000
        10,000         Bayerische Hypo-und
                       Vereinsbank AG, Yankee C.D.,
                       5.345%, due 5/24/00               P-1          A-1            10,000
        10,000         Bank of Nova Scotia, Yankee
                       C.D., 6.02%, due 6/6/00           P-1          A-1            10,000
        15,000         Abbey National Treasury
                       Services PLC, Eurodollar C.D.,
                       6.05%, due 6/15/00                P-1         A-1+            15,000
                                                                                 ----------
                       TOTAL CERTIFICATES OF DEPOSIT                                 40,000
                                                                                 ----------
                       CORPORATE DEBT SECURITIES
                       (2.1%)
        25,000         American Express Centurion
                       Bank, Variable Rate Notes,
                       6.19%, due 5/8/00                 P-1          A-1            25,000
                                                                                 ----------
                       TIME DEPOSITS (1.7%)
        20,000         Sun Trust Bank, Inc., 6.0625%,
                       due 5/1/00                        P-1         A-1+            20,000
                                                                                 ----------

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(1)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       FUNDING AGREEMENTS (5.9%)
       $30,000         Hartford Life Insurance Co.,
                       Variable Rate Funding
                       Agreement, 6.17%, expiring
                       7/31/00                           P-1          A-1        $   30,000
        40,000         Travelers Insurance Co.,
                       Variable Rate Funding
                       Agreement, 6.17%, expiring
                       10/27/00 & 3/16/01                P-1         A-1+            40,000
                                                                                 ----------
                       TOTAL FUNDING AGREEMENTS                                      70,000
                                                                                 ----------
                       TOTAL INVESTMENTS (99.9%)                                  1,191,073
                       Cash, receivables and other
                       assets, less liabilities
                       (0.1%)                                                         1,786
                                                                                 ----------
                       TOTAL NET ASSETS (100.0%)                                 $1,192,859
                                                                                 ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       U.S. TREASURY SECURITIES
                       (13.8%)
    $      9,860       U.S. Treasury Notes, 6.375%,
                       due 9/30/01                       TSY          TSY         $  9,815
           4,500       U.S. Treasury Notes, 6.50%,
                       due 3/31/02                       TSY          TSY            4,483
          10,385       U.S. Treasury Notes, 5.50%,
                       due 5/31/03                       TSY          TSY           10,065
           4,390       U.S. Treasury Notes, 6.00%,
                       due 8/15/04                       TSY          TSY            4,299
           2,510       U.S. Treasury
                       Inflation-Indexed Notes,
                       3.375%, due 1/15/07               TSY          TSY            2,419
                                                                                  --------
                       TOTAL U.S. TREASURY SECURITIES
                       (COST $31,212)                                               31,081
                                                                                  --------
                       U.S. GOVERNMENT AGENCY
                       SECURITIES (10.7%)
          24,300       Fannie Mae, Notes, 4.625%,
                       due 10/15/01                      AGY          AGY           23,522
             510       Freddie Mac, Notes, 5.75%,
                       due 7/15/03                       AGY          AGY              488
                                                                                  --------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES
                       (COST $24,131)                                               24,010
                                                                                  --------
                       MORTGAGE-BACKED SECURITIES
                       (12.8%)
           1,472       GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1998-25,
                       Class B3, 6.25%, due 12/25/28     BB(3)                       1,019(4)
           1,579       PNC Mortgage Securities Corp.,
                       Pass-Through Certificates,
                       Ser. 1999-1, Class 1B4, 6.25%,
                       due 2/25/29                       BB(3)                       1,048(4)
             941       Norwest Asset Securities
                       Corp., Mortgage Pass-Through
                       Certificates, Ser. 1999-13,
                       6.75%, due 5/25/29                BB(3)                         674(4)
           1,105       GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29      BB(3)                         774(4)
             965       Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                      BB(3)                         652(4)

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
FANNIE MAE
    $      3,856       Pass-Through Certificates,
                       7.00%, due 9/1/03 & 6/1/11        AGY          AGY         $  3,816
           4,829       Pass-Through Certificates,
                       6.50%, due 5/1/13                 AGY          AGY            4,653
FREDDIE MAC
              11       Mortgage Participation
                       Certificates, 10.50%,
                       due 10/1/00 & 12/1/00             AGY          AGY               11
              89       Mortgage Participation
                       Certificates, 8.50%,
                       due 10/1/01                       AGY          AGY               90
             108       ARM Certificates, 7.00%,
                       due 1/1/17                        AGY          AGY              108
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              64       Pass-Through Certificates,
                       7.50%, due 10/15/09-9/15/10       AGY          AGY               64
             111       Pass-Through Certificates,
                       12.00%, due 5/15/12-3/15/15       AGY          AGY              125
           3,140       Pass-Through Certificates,
                       7.00%, due 4/15/11 & 12/15/28     AGY          AGY            3,055
           6,599       Pass-Through Certificates,
                       6.50%, due 2/15/29 & 8/15/29      AGY          AGY            6,190
           3,500       Pass-Through Certificates,
                       6.50%, TBA, 30 Year Maturity      AGY          AGY            3,277
           3,185       Pass-Through Certificates,
                       8.00%, TBA, 30 Year Maturity      AGY          AGY            3,193
                                                                                  --------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES
                       (COST $29,367)                                               28,749
                                                                                  --------
                       ASSET-BACKED SECURITIES (9.2%)
           2,180       Honda Auto Lease Trust,
                       Ser. 1999-A, Class A4, 6.45%,
                       due 9/16/02                       Aaa          AAA            2,160
           6,500       Ford Credit Auto Loan Master
                       Trust, Auto Loan Certificates,
                       Ser. 1996-1, 5.50%,
                       due 2/15/03                       Aaa          AAA            6,424
              62       Honda Auto Receivables Grantor
                       Trust, Ser. 1997-A, Class A,
                       5.85%, due 2/15/03                Aaa          AAA               61

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $      5,600       Chase Credit Card Master
                       Trust, Ser. 1997-2, Class A,
                       6.30%, due 4/15/03                Aaa          AAA         $  5,596
             477       Navistar Financial Owner
                       Trust, Ser. 1996-B,
                       Class A-3, 6.33%, due 4/21/03     Aaa          AAA              477
           4,720       Chemical Master Credit Card
                       Trust 1, Ser. 1995-2,
                       Class A, 6.23%, due 6/15/03       Aaa          AAA            4,709
             714       Chevy Chase Auto Receivables
                       Trust, Ser. 1996-2, Class A,
                       5.90%, due 7/15/03                Aaa          AAA              711
             600       Daimler Chrysler Auto Trust,
                       Ser. 2000-A, Class A3, 7.09%,
                       due 12/6/03                       Aaa          AAA              597
                                                                                  --------
                       TOTAL ASSET-BACKED SECURITIES
                       (COST $20,911)                                               20,735
                                                                                  --------
                       BANKS & FINANCIAL INSTITUTIONS
                       (13.2%)
           3,150       Countrywide Funding Corp.,
                       Medium-Term Notes, Ser. A,
                       7.31%, due 8/28/00                 A3           A             3,153
           3,600       Countrywide Home Loans, Inc.,
                       Notes, 5.62%, due 10/16/00         A3           A             3,577
           2,000       Dime Bancorp, Inc., Notes,
                       6.375%, due 1/30/01               Ba1         BBB-            1,979
           2,000       NationsBank Corp., Senior
                       Medium-Term Notes, Ser. E,
                       5.70%, due 2/9/01                 Aa2          A+             1,977
           4,430       Morgan Stanley, Dean Witter, &
                       Co., Global Medium-Term Notes,
                       Ser. C, 6.09%, due 3/9/01         Aa3          A+             4,391
           6,660       Household Finance Corp.,
                       Senior Medium-Term Notes,
                       6.06%, due 5/14/01                 A2           A             6,576
           1,500       Dime Bancorp, Inc., Notes,
                       7.00%, due 7/25/01                Ba1         BBB-            1,482
           3,025       Lehman Brothers Holdings Inc.,
                       Medium-Term Notes, Ser. E,
                       7.00%, due 5/15/03                 A3           A             2,955
           2,900       Paine Webber Group Inc.,
                       Notes, 6.45%, due 12/1/03         Baa1        BBB+            2,748
           1,000       Bank United Corp., Medium-Term
                       Notes, Ser. A, 8.00%,
                       due 3/15/09                       Ba2         BBB-              886
                                                                                  --------
                       TOTAL BANKS & FINANCIAL
                       INSTITUTIONS
                       (COST $30,182)                                               29,724
                                                                                  --------

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
                       CORPORATE DEBT SECURITIES
                       (34.4%)
    $      4,800       Norfolk Southern Corp., Notes,
                       6.70%, due 5/1/00                 Baa1        BBB+         $  4,800
           2,510       Chesapeake Corp., Notes,
                       10.375%, due 10/1/00              Ba1          BB+            2,538
           2,577       Safeway Inc., Notes, 5.75%,
                       due 11/15/00                      Baa2         BBB            2,557
           3,325       AT&T Capital Corp., Notes,
                       6.875%, due 1/16/01                A1          A+             3,320
           2,320       Fort James Corp., Notes,
                       6.234%, due 3/15/01               Baa2         BBB            2,295
           1,125       Tyco International Group S.A.,
                       Notes, 6.125%, due 6/15/01        Baa1         A-             1,109
           1,780       CMS Energy Corp., Senior
                       Notes, 8.00%, due 7/1/01          Ba3          BB             1,758
           3,300       Telecom Argentina Stet-France
                       SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                        B1         BBB-            3,316(4)
           2,290       Colonial Realty Limited
                       Partnership, Senior Notes,
                       7.50%, due 7/15/01                Baa3        BBB-            2,266
           1,220       USA Waste Services, Inc.,
                       Senior Notes, 6.125%,
                       due 7/15/01                       Ba1          BBB            1,172
           1,325       Cox Communications, Inc.,
                       Notes, 7.00%, due 8/15/01         Baa2        BBB+            1,308
           3,300       Texas Utilities Co., Notes,
                       5.94%, due 10/15/01               Baa3         BBB            3,232
           2,080       Tyco International Ltd.,
                       Notes, 6.50%, due 11/1/01          A3          A-             2,053
           1,923       Marlin Water Trust, Senior
                       Secured Notes, 7.09%,
                       due 12/15/01                      Baa2         BBB            1,891(4)
           2,965       ICI Wilmington Inc.,
                       Guaranteed Notes, 7.50%,
                       due 1/15/02                       Baa1         A-             2,950
           2,835       Black & Decker Corp.,
                       Medium-Term Notes, Ser. A,
                       8.90%, due 1/21/02                Baa2         BBB            2,869
             945       Century Communications Corp.,
                       Senior Notes, 9.75%,
                       due 2/15/02                        B1          BB-              944
             900       Ford Motor Credit Co., Global
                       Bonds, 6.50%, due 2/28/02          A2           A               883
             900       Comdisco, Senior Notes, 7.25%,
                       due 9/1/02                        Baa1        BBB+              884
           3,195       Crown Cork & Seal Co., Inc.,
                       Notes, 7.125%, due 9/1/02         Baa2         BBB            3,112
           2,280       Fort James Corp., Senior
                       Notes, 6.50%, due 9/15/02         Baa2         BBB            2,214

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $      1,200       Adelphia Communications Corp.,
                       Senior Notes, Ser. B, 9.25%,
                       due 10/1/02                        B1          B+          $  1,176
           2,460       Conseco Inc., Notes, 8.50%,
                       due 10/15/02                     Ba1(5)      BB-(5)           1,525
             800       Reliant Energy Finance Co.,
                       Notes, 7.40%, due 11/15/02        Baa1        BBB+              779(4)
           1,375       American Standard Inc., Senior
                       Notes, 7.125%, due 2/15/03        Ba3          BB-            1,304
           1,000       Safeway Inc., Medium-Term
                       Notes, 8.57%, due 4/1/03          Baa2         BBB            1,014
           1,615       Cox Radio, Inc., Notes, 6.25%,
                       due 5/15/03                       Baa2        BBB+            1,540
              60       Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03               B3           B                56
           2,555       Akzo Nobel Inc., Guaranteed
                       Notes, 6.00%, due 11/15/03         A2           A             2,396(4)
             705       Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                        B3           B               680
           1,740       PDVSA Finance Ltd., Notes,
                       8.75%, due 2/15/04                Baa1                        1,698(4)
           2,400       Caterpillar Financial Services
                       Corp., Notes, 6.875%,
                       due 8/1/04                         A2          A+             2,321
             660       EOP Operating Limited
                       Partnership, Notes, 6.625%,
                       due 2/15/05                       Baa1        BBB+              614
             975       WestPoint Stevens Inc., Senior
                       Notes, 7.875%, due 6/15/05        Ba3          BB               804
           4,200       Heritage Media Corp., Senior
                       Subordinated Notes, 8.75%,
                       due 2/15/06                       Ba3          BB+            4,137
             735       Calpine Corp., Senior Notes,
                       7.625%, due 4/15/06              Ba1(5)      BB+(5)             691
             325       Jones Apparel Group, Senior
                       Notes, 7.875%, due 6/15/06        Baa2        BBB-              308
             210       Printpack, Inc., Senior
                       Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06              Caa1          B               202
           2,825       Time Warner Inc., Notes,
                       8.11%, due 8/15/06                Baa3         BBB            2,849
             680       Newport News Shipbuilding
                       Inc., Senior Subordinated
                       Notes, 9.25%, due 12/1/06         Ba3          B+               677

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                 Rating              Value(2)
   (000's omitted)                                      Moody's       S&P      (000's omitted)
---------------------                                  ---------   ---------   ---------------
    $        880       HydroChem Industrial Services,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 10.375%,
                       due 8/1/07                        Caa1         B-          $    669
           2,000       Interpool, Inc., Notes, 7.20%,
                       due 8/1/07                       Ba2(6)      BB+(6)           1,579
           1,000       Thiokol Corp., Senior Notes,
                       6.625%, due 3/1/08                Baa3         BBB              901
             610       IMPAC Group, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 3/15/08                        B3          B-               610
             470       Trans-Resources, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 3/15/08                        B3          B-               254
             160       Great Central Mines Ltd.,
                       Senior Notes, 8.875%,
                       due 4/1/08                        Ba2          BB               150
           1,000       Global Crossing Holdings Ltd.,
                       Senior Notes, 9.625%,
                       due 5/15/08                       Ba2          BB               980
                                                                                  --------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $81,791)                                    77,385
                                                                                  --------
                       FOREIGN GOVERNMENT
                       SECURITIES(7) (1.0%)
      CAD  3,380       Canadian Treasury Bills,
                       5.543%, due 3/29/01
                       (COST $2,202)                     Aa1          AAA            2,157
                                                                                  --------
                       CORPORATE COMMERCIAL PAPER
                       (1.7%)
           3,940       Bell Atlantic Network Funding
                       Corp., 6.05%, due 6/7/00
                        (COST $3,914)                    P-1         A-1+            3,914(12)
                                                                                  --------
                       REPURCHASE AGREEMENTS (2.3%)
           5,270       State Street Bank and Trust
                       Co. Repurchase Agreement,
                       5.81%, due 5/1/00, dated
                       4/28/00, Maturity Value
                       $5,272,552, Collateralized by
                       $5,415,000 Federal Home Loan
                       Bank, Notes, 5.40%,
                       due 11/17/03 (Collateral Value
                       $5,428,538)
                       (COST $5,270)                                                 5,270(12)
                                                                                  --------
                       TOTAL INVESTMENTS (99.1%)
                       (COST $228,980)                                             223,025(8)
                       Cash, receivables and other
                       assets, less liabilities
                       (0.9%)                                                        2,079
                                                                                  --------
                       TOTAL NET ASSETS (100.0%)                                  $225,104
                                                                                  --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

      Principal
       Amount                                                  Rating              Value(2)
   (000's omitted)                                      Moody's       S&P       (000's omitted)
---------------------                                  ---------   ----------   ---------------
                       MORTGAGE-BACKED SECURITIES
                       (7.7%)
        $423           BA Mortgage Securities, Inc.,
                       Mortgage Pass-Through
                       Certificates, Ser. 1998-6,
                       6.25%, due 12/26/28               BB(3)                      $   282(4)
         495           GE Capital Mortgage Services,
                       Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11,
                       Class B3, 6.50%, due 7/25/29      BB(3)                          347(4)
         747           Morgan Stanley Capital I Inc.,
                       Commercial Mortgage
                       Pass-Through Certificates,
                       Ser. 1998-HF2, 6.01%,
                       due 11/15/30                      BB(3)                          505(4)
                                                                                    -------
                       TOTAL MORTGAGE-BACKED
                       SECURITIES
                       (COST $1,144)                                                  1,134
                                                                                    -------
                       CORPORATE DEBT SECURITIES
                       (82.5%)
          60           Core-Mark International, Inc.,
                       Senior Subordinated Notes,
                       11.375%, due 9/15/03               B3           B                 56
         125           Acetex Corp., Guaranteed
                       Notes, 9.75%, due 10/1/03          B3           B+               117
          98           Loomis Fargo & Co., Senior
                       Subordinated Notes, 10.00%,
                       due 1/15/04                        B3           B                 95
         210           Playtex Products, Inc., Senior
                       Notes, Ser. B, 8.875%,
                       due 7/15/04                        B1           B+               204
          60           AMERCO, Senior Notes, 8.80%,
                       due 2/4/05                        Ba1          BBB                58
         250           MTS, INC., Senior Subordinated
                       Notes, 9.375%, due 5/1/05         Caa1          B-               107
         210           Seagull Energy Corp., Senior
                       Subordinated Notes, 8.625%,
                       due 8/1/05                        Ba3          BB-               203
         250           Clearnet Communications Inc.,
                       Senior Step Up Notes, Yielding
                       12.183%, due 12/15/05              B3                            254
         300           Vintage Petroleum, Inc.,
                       Senior Subordinated Notes,
                       9.00%, due 12/15/05                B1          BB-               296
         210           Microcell Telecommunications,
                       Senior Step Up Notes, Yielding
                       11.4225%, due 6/1/06               B3                            190

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                  Rating              Value(2)
   (000's omitted)                                      Moody's       S&P       (000's omitted)
---------------------                                  ---------   ----------   ---------------
        $115           Printpack, Inc., Senior
                       Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06              Caa1          B            $   110
         150           Motors and Gears, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 11/15/06                       B3           B                143
         150           Newport News Shipbuilding
                       Inc., Senior Notes, 8.625%,
                       due 12/1/06                       Ba1           BB               148
         210           Nuevo Grupo Iusacell S.A.,
                       Senior Notes, 14.25%,
                       due 12/1/06                        B1           B+               219(4)
         250           Bio Rad Laboratories, Inc.,
                       Senior Subordinated Notes,
                       11.625%, due 2/15/07               B2           B                255(4)
         180           Fonda Group, Inc., Senior
                       Subordinated Notes, Ser. B,
                       9.50%, due 3/1/07                  B3           B-               144
         120           Doane Pet Care Co., Senior
                       Subordinated Notes, 9.75%,
                       due 5/15/07                        B3           B-               105
         360           Venture Holdings Trust, Senior
                       Notes, 11.00%, due 6/1/07          B2           B                302
         100           Stena AB, Senior Notes, 8.75%,
                       due 6/15/07                       Ba2           BB                83
         150           Polymer Group, Inc., Senior
                       Subordinated Notes, 9.00%,
                       due 7/1/07                         B2           B                135
          60           HydroChem Industrial Services,
                       Inc., Senior Subordinated
                       Notes, Ser. B, 10.375%,
                       due 8/1/07                        Caa1          B-                46
         250           Nortek, Inc., Senior Notes,
                       Ser. B, 9.125%, due 9/1/07         B1           B+               231
         210           NBTY, Inc., Senior
                       Subordinated Notes, Ser. B,
                       8.625%, due 9/15/07                B1           B+               183
          85           K & F Industries, Inc., Senior
                       Subordinated Notes, 9.25%,
                       due 10/15/07                       B3           B-                79
         250           Fisher Scientific
                       International Inc., Senior
                       Subordinated Notes, 9.00%,
                       due 2/1/08                         B3           B-               230
         210           Allegiance Telecom, Inc.,
                       Senior Step Up Notes, Yielding
                       10.992%, due 2/15/08               B3           B                148
         270           Brand Scaffold Services, Inc.,
                       Senior Notes, 10.25%,
                       due 2/15/08                        B3           B-               235

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                  Rating              Value(2)
   (000's omitted)                                      Moody's       S&P       (000's omitted)
---------------------                                  ---------   ----------   ---------------
        $400           Nextel Communications, Inc.,
                       Senior Redeemable Step Up
                       Notes, Yielding 10.926%,
                       due 2/15/08                        B1           B            $   282
         210           Beckman Coulter, Inc., Senior
                       Notes, 7.45%, due 3/4/08          Ba1          BB+               191
          70           IMPAC Group, Inc., Senior
                       Subordinated Notes, 10.125%,
                       due 3/15/08                        B3           B-                70
         250           Musicland Group, Inc., Senior
                       Subordinated Notes, 9.875%,
                       due 3/15/08                        B2           B                205
         520           Trans-Resources, Inc., Senior
                       Notes, Ser. B, 10.75%,
                       due 3/15/08                        B3           B-               281
         300           Great Central Mines Ltd.,
                       Senior Notes, 8.875%,
                       due 4/1/08                        Ba2           BB               280
         150           Numatics, Inc., Senior
                       Subordinated Notes, 9.625%,
                       due 4/1/08                         B3          CCC+              119
         250           Riverwood International Corp.,
                       Senior Subordinated Notes,
                       10.875%, due 4/1/08               Caa1         CCC+              240
         200           Ultrapetrol (Bahamas) Ltd.,
                       First Preferred Ship Mortgage
                       Notes, 10.50%, due 4/1/08          B1          BB-               176
         250           Hudson Respiratory Care Inc.,
                       Senior Subordinated Notes,
                       9.125%, due 4/15/08                B3           B-               192
         250           Level 3 Communications, Inc.,
                       Senior Notes, 9.125%,
                       due 5/1/08                         B3           B                217
         320           Sun Healthcare Group, Inc.,
                       Senior Subordinated Notes,
                       9.375%, due 5/1/08                                                19(4)(9)(10)
         250           Great Lakes Carbon Corp.,
                       Senior Subordinated Notes,
                       10.25%, due 5/15/08                B3           B-               221
         200           Millar Western Forest Products
                       Ltd., Senior Notes, 9.875%,
                       due 5/15/08                        B3           B+               194
         300           Aqua-Chem, Inc., Senior
                       Subordinated Notes, 11.25%,
                       due 7/1/08                        Caa2         CCC+              168
         190           Bell Sports, Inc., Senior
                       Subordinated Notes, 11.00%,
                       due 8/15/08                        B3           B-               187
         500           DeCrane Aircraft Holdings,
                       Inc., Senior Subordinated
                       Notes, 12.00%, due 9/30/08        Caa1          B-               435

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                  Rating              Value(2)
   (000's omitted)                                      Moody's       S&P       (000's omitted)
---------------------                                  ---------   ----------   ---------------
        $250           Bulong Operations Ltd., Senior
                       Secured Notes, 12.50%,
                       due 12/15/08                      Caa1          CC           $   148(11)
         100           AK Steel Corp., Senior Notes,
                       7.875%, due 2/15/09               Ba2           BB                91
         250           McLeodUSA Inc., Senior Notes,
                       8.125%, due 2/15/09                B1           B+               225
         500           Diamond Brands Inc., Senior
                       Step Up Debentures, Yielding
                       12.875%, due 4/15/09              Caa1         CCC+               85
         250           Isle of Capri Casinos, Inc.,
                       Senior Subordinated Notes,
                       Ser. B, 8.75%, due 4/15/09         B2           B                226
         750           TeleCorp PCS, Inc., Senior
                       Subordinated Step Up Notes,
                       Yielding 11.625%, due 4/15/09      B3                            491
         250           Adelphia Communications Corp.,
                       Senior Notes, 7.875%,
                       due 5/1/09                         B1           B+               213
         200           Avis Group Holdings, Senior
                       Subordinated Notes, 11.00%,
                       due 5/1/09                         B2          BB-               208
          25           Dura Operating Corp., Senior
                       Subordinated Notes, 9.00%,
                       due 5/1/09                         B2           B                 22
         500           MEDIQ Inc., Senior Step Up
                       Debentures, Yielding 13.00%,
                       due 6/1/09                         Ca           CC                25
         250           Nextlink Communications, Inc.,
                       Senior Notes, 10.75%,
                       due 6/1/09                         B2           B                246
         450           Falcon Products, Inc., Senior
                       Subordinated Notes, 11.375%,
                       due 6/15/09                        B3           B                421
          75           PSINet, Senior Notes, 11.00%,
                       due 8/1/09                         B3           B-                66
         250           Williams Communications Group,
                       Inc., Senior Notes, 10.875%,
                       due 10/1/09                        B2          BB-               251
         250           Global Crossing Holdings Ltd.,
                       Senior Notes, 9.50%,
                       due 11/15/09                      Ba2           BB               244(4)
         200           Voicestream Wireless Co.,
                       Senior Notes, 10.375%,
                       due 11/15/09                       B2           B-               203(4)
         210           Metromedia Fiber Network,
                       Inc., Senior Notes, 10.00%,
                       due 12/15/09                       B2           B+               200

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                  Rating              Value(2)
   (000's omitted)                                      Moody's       S&P       (000's omitted)
---------------------                                  ---------   ----------   ---------------
        $250           Charter Communications
                       Holdings, LLC, Senior Notes,
                       10.25%, due 1/15/10                B2           B+           $   241(4)
         125           RCN Corp., Senior Notes,
                       10.125%, due 1/15/10               B3           B-               111
         100           Telewest Communications PLC,
                       Senior Notes, 9.875%,
                       due 2/1/10                         B1           B+                98(4)
          80           Del Webb Corp., Senior
                       Subordinated Debentures,
                       10.25%, due 2/15/10                B2           B-                66
         125           Rhythms Netconnections, Senior
                       Notes, 14.00%, due 2/15/10         B3          CCC+              111(4)
         250           FLAG Telecom Holdings Limited,
                       Senior Notes, 11.625%,
                       due 3/30/10                        B2           B                231(4)
         100           Crown Castle International
                       Corp., Senior Step Up Notes,
                       Yielding 11.238%, due 5/15/11      B3           B                 60
                                                                                    -------
                       TOTAL CORPORATE DEBT
                       SECURITIES (COST $14,302)                                     12,136
                                                                                    -------
                       REPURCHASE AGREEMENTS (4.3%)
         630           State Street Bank and Trust
                       Co. Repurchase Agreement,
                       5.81%, due 5/1/00, dated
                       4/28/00, Maturity Value
                       $630,305, Collateralized by
                       $650,000 Federal Home Loan
                       Bank, Notes, 5.40%,
                       due 11/17/03 (Collateral Value
                       $651,625)
                       (COST $630)                                                      630(12)
                                                                                    -------
                       CONVERTIBLE BONDS (1.5%)
         290           Omnicare, Inc., Subordinated
                       Debentures, 5.00%,
                       due 12/1/07  (COST $206)          Ba3          BBB-              227
                                                                                    -------
   Number
 of Shares
---------------------
                       WARRANTS (0.0%)
         500           DeCrane Aircraft Holdings,
                       Inc.                                                              --
         500           MEDIQ Inc.                                                        --
                                                                                    -------
                       TOTAL WARRANTS (COST $0)                                          --
                                                                                    -------
                       TOTAL INVESTMENTS (96.0%)
                       (COST $16,282)                                                14,127(8)
                       Cash, receivables and other
                       assets, less liabilities
                       (4.0%)                                                           593
                                                                                    -------
                       TOTAL NET ASSETS (100.0%)                                    $14,720
                                                                                    -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
 1) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
 2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2000, these securities amounted to $14,247,000 or 6.3% of net assets for Neuberger Berman Limited Maturity Bond Portfolio and $2,755,000 or 18.7% of net assets for Neuberger Berman High Yield Bond Portfolio.
 5) Rated BBB- by Duff & Phelps Credit Rating Co.
 6) Rated BBB by Fitch Investors Services, Inc.
 7) Principal amount is stated in the currency in which the security is denominated.
    CAD -- Canadian Dollar
 8) At April 30, 2000, selected Portfolio information on a U.S. Federal income tax basis was as follows:

                                                                    GROSS           GROSS
                                                                  UNREALIZED      UNREALIZED     NET UNREALIZED
NEUBERGER BERMAN                                     COST        APPRECIATION    DEPRECIATION     DEPRECIATION
---------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO                  $228,980,000       $45,000       $6,000,000       $5,955,000
HIGH YIELD BOND PORTFOLIO                          16,282,000        92,000        2,247,000        2,155,000

 9) Not rated by a nationally recognized statistical rating organization.
10) Non-income producing security -- in default.
11) Non-income producing security.
12) At cost, which approximates market value.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    -------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    425,872
      Cash                                                     1
      Deferred organization costs (Note A)                    --
      Interest receivable                                  1,209
      Prepaid expenses and other assets                        6
      Receivable for securities sold                      34,395
                                                    -------------
                                                         461,483
                                                    -------------
LIABILITIES
      Payable for securities purchased                        --
      Payable to investment manager (Note B)                  88
      Accrued expenses                                        50
                                                    -------------
                                                             138
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    461,345
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    461,345
      Net unrealized depreciation in value of
        investment securities                                 --
                                                    -------------
NET ASSETS                                          $    461,345
                                                    -------------
*Cost of investments                                $    425,872
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES           BOND            BOND
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ----------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $  1,191,073     $    223,025    $     14,127
Cash                                                           2                3               2
Deferred organization costs (Note A)                          --               --               1
Interest receivable                                        2,052            2,860             374
Prepaid expenses and other assets                             10                4              --
Receivable for securities sold                                --            5,814             247
                                                    ----------------------------------------------
                                                       1,193,137          231,706          14,751
                                                    ----------------------------------------------
LIABILITIES
Payable for securities purchased                              --            6,515              --
Payable to investment manager (Note B)                       212               43               4
Accrued expenses                                              66               44              27
                                                    ----------------------------------------------
                                                             278            6,602              31
                                                    ----------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  1,192,859     $    225,104    $     14,720
                                                    ----------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $  1,192,859     $    231,059    $     16,875
Net unrealized depreciation in value of investment
  securities                                                  --           (5,955)         (2,155)
                                                    ----------------------------------------------
NET ASSETS                                          $  1,192,859     $    225,104    $     14,720
                                                    ----------------------------------------------
*Cost of investments                                $  1,191,073     $    228,980    $     16,282
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $   13,093
                                                     -----------
    Expenses:
      Investment management fee (Note B)                    609
      Accounting fees                                         5
      Auditing fees                                          13
      Custodian fees (Note B)                                67
      Insurance expense                                       4
      Legal fees                                             10
      Trustees' fees and expenses                            14
                                                     -----------
        Total expenses                                      722
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (3)
                                                     -----------
        Total net expenses                                  719
                                                     -----------
        Net investment income                            12,374
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   (4)
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized loss on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                    --
                                                     -----------
        Net loss on investments                              (4)
                                                     -----------
        Net increase (decrease) in net assets
          resulting from operations                  $   12,370
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                       CASH      LIMITED MATURITY   HIGH YIELD
                                                     RESERVES          BOND            BOND
                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                    -------------------------------------------
INVESTMENT INCOME
    Interest income                                 $   32,949     $      8,725    $       981
                                                    -------------------------------------------
    Expenses:
      Investment management fee (Note B)                 1,315              308             34
      Accounting fees                                        5                5              5
      Auditing fees                                         13               13             12
      Custodian fees (Note B)                              112               63             17
      Insurance expense                                      6                2             --
      Legal fees                                            12               14             14
      Trustees' fees and expenses                           27                8              3
                                                    -------------------------------------------
        Total expenses                                   1,490              413             85
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                         (3)              (3)            --
                                                    -------------------------------------------
        Total net expenses                               1,487              410             85
                                                    -------------------------------------------
        Net investment income                           31,462            8,315            896
                                                    -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                  --           (6,705)        (2,819)
    Net realized loss on financial futures
      contracts (Note A)                                    --               (4)           (21)
    Net realized loss on foreign currency
      transactions (Note A)                                 --             (445)            --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                   --              758            289
                                                    -------------------------------------------
        Net loss on investments                             --           (6,396)        (2,551)
                                                    -------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $   31,462     $      1,919    $    (1,655)
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  GOVERNMENT
                                               MONEY PORTFOLIO
                                           Six Months
                                             Ended          Year
                                           April 30,
                                                           Ended
                                              2000      October 31,
(000'S OMITTED)                           (UNAUDITED)       1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    12,374   $    26,324
    Net realized loss on investments               (4)           --
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         12,370        26,324
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 337,358     1,124,520
    Reductions                               (542,250)     (864,743)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests     (204,892)      259,777
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (192,522)      286,101
NET ASSETS:
    Beginning of period                       653,867       367,766
                                          --------------------------
    End of period                         $   461,345   $   653,867
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                CASH RESERVES
                                                  PORTFOLIO                LIMITED MATURITY               HIGH YIELD
                                           Six Months                       BOND PORTFOLIO              BOND PORTFOLIO
                                             Ended          Year       Six Months       Year       Six Months       Year
                                           April 30,                     Ended                       Ended
                                                           Ended       April 30,       Ended       April 30,       Ended
                                              2000      OCTOBER 31,       2000      OCTOBER 31,       2000      OCTOBER 31,
                                          (UNAUDITED)       1999      (UNAUDITED)       1999      (UNAUDITED)       1999
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    31,462   $    51,361   $     8,315   $    20,055   $       896   $     2,467
    Net realized loss on investments               --            (4)       (7,154)       (4,032)       (2,840)       (1,206)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --           758        (8,500)          289          (783)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         31,462        51,357         1,919         7,523        (1,655)          478
                                          ----------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 824,897     1,035,872        43,030        44,610         1,134        13,190
    Reductions                               (769,133)   (1,010,355)      (89,972)     (138,662)       (8,782)      (12,284)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       55,764        25,517       (46,942)      (94,052)       (7,648)          906
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          87,226        76,874       (45,023)      (86,529)       (9,303)        1,384
NET ASSETS:
    Beginning of period                     1,105,633     1,028,759       270,127       356,656        24,023        22,639
                                          ----------------------------------------------------------------------------------
    End of period                         $ 1,192,859   $ 1,105,633   $   225,104   $   270,127   $    14,720   $    24,023
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Portfolio ("Government Money"), Neuberger Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger Berman High Yield Bond Portfolio ("High Yield") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity and High Yield may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and High Yield may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. Neither Portfolio has a specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) ORGANIZATION EXPENSES: Organization expenses incurred by High Yield are being amortized on a straight-line basis over a five-year period. At April 30, 2000, the unamortized balance of such expenses amounted to $922.
8) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
9) FINANCIAL FUTURES CONTRACTS: Limited Maturity and High Yield may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss.

   Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the six months ended April 30, 2000, Limited Maturity and High Yield had entered into various financial futures contracts. At April 30, 2000, there were no open positions.
10) REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. A Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable a Portfolio to obtain those securities in the event of a default under the repurchase agreement. A Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to a Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except High Yield) pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next
$500 million, and 0.15% of average daily net assets in excess of $2 billion. High Yield pays Management a fee for investment management services at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $3,372, $2,556, $3,232, and $271 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 2000, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                  PURCHASES         SALES
-----------------------------------------------------------------------------
LIMITED MATURITY                                 $122,544,000    $176,794,000
HIGH YIELD                                          5,553,000      11,444,000

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the six months ended April 30, 2000, Limited Maturity had entered into various contracts to deliver currencies at specified future dates. At April 30, 2000, there were no open contracts.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                      Year Ended October 31,
                                             (UNAUDITED)     1999       1998       1997       1996       1995
                                             ------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                              .30%(2)      .28%       .31%       .30%       .31%       .31%
                                             ------------------------------------------------------------------
    Net Expenses                                   .29%(2)      .28%       .31%       .30%       .31%       .31%
                                             ------------------------------------------------------------------
    Net Investment Income                         5.08%(2)     4.39%      4.93%      4.96%      4.99%      5.32%
                                             ------------------------------------------------------------------
Net Assets, End of Period (in millions)         $461.3       $653.9     $367.8     $307.9     $362.5     $308.5
                                             ------------------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                       Year Ended October 31,
                                             (UNAUDITED)      1999        1998       1997       1996      1995
                                             -------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                              .26%(2)       .27%        .29%       .29%      .30%       .31%
                                             -------------------------------------------------------------------
    Net Expenses                                   .26%(2)       .27%        .29%       .29%      .30%       .31%
                                             -------------------------------------------------------------------
    Net Investment Income                         5.58%(2)      4.88%       5.33%      5.31%     5.20%      5.62%
                                             -------------------------------------------------------------------
Net Assets, End of Period (in millions)       $1,192.9      $1,105.6    $1,028.8     $665.8    $484.0     $409.2
                                             -------------------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                      Year Ended October 31,
                                             (UNAUDITED)     1999       1998       1997       1996       1995
                                             ------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                              .33%(2)      .31%       .33%       .33%       .33%       .33%
                                             ------------------------------------------------------------------
    Net Expenses                                   .33%(2)      .31%       .33%       .33%       .33%       .33%
                                             ------------------------------------------------------------------
    Net Investment Income                         6.72%(2)     6.35%      6.38%      6.70%      6.45%      6.55%
                                             ------------------------------------------------------------------
Portfolio Turnover Rate                             52%         102%        44%        89%       169%        88%
                                             ------------------------------------------------------------------
Net Assets, End of Period (in millions)         $225.1       $270.1     $356.7     $293.0     $267.3     $319.6
                                             ------------------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

                                             Six Months
                                                Ended                          Period from
                                              April 30,      Year Ended      March 3, 1998(1)
                                                2000        October 31,       to October 31,
                                             (UNAUDITED)        1999               1998
                                             -------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                              .94%(3)         .73%              .89%(3)
                                             -------------------------------------------------
    Net Expenses                                   .94%(3)         .73%              .89%(3)
                                             -------------------------------------------------
    Net Investment Income                        10.03%(3)        9.44%             8.13%(3)
                                             -------------------------------------------------
Portfolio Turnover Rate                             34%             66%               16%
                                             -------------------------------------------------
Net Assets, End of Period (in millions)          $14.7           $24.0             $22.6
                                             -------------------------------------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES
Theodore P. Giuliano
 CHAIRMAN OF THE BOARD AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter E. Sundman
 PRESIDENT
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

-C- 2000 Neuberger Berman Management Inc.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




NEUBERGER BERMAN

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264
www.nbfunds.com



[LOGO] A0071 05/00

             ------------------------------------------------------
                           KIRKPATRICK & LOCKHART LLP
             ------------------------------------------------------
                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100
FATIMA SULAIMAN
(202) 778-9223
fsulaiman@kl.com

                                  June 23, 2000

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:       Neuberger Berman Income Funds:
                               Neuberger Berman Cash Reserves
                               Neuberger Berman Government Money Fund
                               Neuberger Berman High Yield Bond Fund
                               Neuberger Berman Limited Maturity Bond Fund
                               1933 Act File No. 2-85229
                               1940 Act File No. 811-3802
                     ------------------------------------------------------


Dear Sir or Madam:

           Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Funds for the period ended April 30, 2000. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

           If you should have any questions regarding this filing, please contact the undersigned.

                                                           Sincerely,

                                                           /s/ Fatima Sulaiman
                                                           -------------------
                                                           Fatima Sulaiman

Enclosures